NATIXIS FUNDS TRUST I

December 17, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:              Natixis Funds Trust I

  (File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated December 15, 2010, for the Natixis Oakmark Global Fund and the Natixis Oakmark International Fund, each a series of Natixis Funds Trust I, do not differ from those contained in Post-Effective Amendment No. 87 that was filed electronically on December 14, 2010.

Please direct any questions to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary